Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 106,327	$ 96,586
Products transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47,250	53,729
Products and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	59,077	42,857
Heavy Duty Motive
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35,363	39,464
Portable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	604	7,109
Material Handling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,758	8,010
Back Up Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,982	2,426
Technology Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	56,620	39,577
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47,132	30,791
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41,856	37,590
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,266	23,871
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,073	$ 4,334